Income Taxes - Schedule of Reconciliation Between Provision for Income Taxes Computed by Applying PRC EIT Rates of 25% to Income Before Income Taxes and Actual Provision for Income Tax (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Income Taxes [Line Items]
Total income tax (benefit) expense:	¥ 67,382	$ 9,866	¥ 40,970	¥ 17,889
Foreign Country | State Administration of Taxation, PRC
Income Taxes [Line Items]
Net (loss) income before provision for income tax	¥ 316,325		¥ 232,779	¥ 20,805
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ 79,081		¥ 58,195	¥ 5,201
Effect of expenses that are not deductible in determining taxable profit	8,238		265	23,927
Unrecognized tax losses	8,963		4,836	7,510
Utilization of tax losses previously not recognized	(3,395)		(3,257)	(13,666)
Expiration of tax losses previously recognized			898
Effect of income tax exemptions	(25,497)		(19,967)	(4,831)
Others	(8)			(252)
Total income tax (benefit) expense:	¥ 67,382		¥ 40,970	¥ 17,889